Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Common Stock Reserved on as-if Converted Basis

As of December 31, 2012 and 2011, the Company had reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	As of December 31,
	2012	2011
Conversion of Series A convertible preferred stock	—	3,566,509
Conversion of Series B convertible preferred stock	—	5,480,768
Conversion of Series C convertible preferred stock	—	3,343,586
Conversion of Series D convertible preferred stock	—	1,770,581
Stock options and awards issued and outstanding	3,608,326	3,334,530
Stock based-awards available for grant under 2005 and 2012 Plans	2,127,279	38,672
Common and convertible preferred stock warrants	56,054	100,700

Total	5,791,659	17,635,346

Series of Convertible Preferred Stock

As of December 31, 2011, the Company had outstanding Series A, B, C and D convertible preferred stock (individually referred to as “Series A, B, C or D” or collectively “Preferred Stock”) as follows (in thousands, except for share data):

	As of December 31, 2011
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Proceeds, Net of Issuance Costs
Series A	10,699,533	3,566,509	$2,156	$2,081
Series B	16,442,307	5,480,768	5,700	5,668
Series C	10,030,761	3,343,586	10,750	9,958
Series D	5,725,000	1,770,581	15,003	14,904

Total	42,897,601	14,161,444	$33,609	$32,611